Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
May 31, 2024
TBE-NPRT3-0724
1.9906546.101
Corporate Bonds - 40.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		4,000	3,042
3.375% 8/15/26		21,000	13,438
			16,480
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		3,000	3,072
Wolfspeed, Inc. 1.875% 12/1/29		14,000	7,784
			10,856
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		2,000	1,947
4.375% 3/15/27(b)		2,000	1,966
			3,913
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		3,000	2,488
Redfin Corp. 0.5% 4/1/27		10,000	5,500
			7,988
TOTAL REAL ESTATE			11,901

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,091

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,723
Sunnova Energy International, Inc. 0.25% 12/1/26		3,000	1,308
			4,031
TOTAL UTILITIES			7,122

TOTAL CONVERTIBLE BONDS			46,359
Nonconvertible Bonds - 40.5%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 7/15/29(b)		19,000	12,742
5.5% 1/15/28(b)		9,000	6,302
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		3,000	2,834
Frontier Communications Holdings LLC:
5.875% 11/1/29		5,000	4,313
6% 1/15/30(b)		3,000	2,600
IHS Holding Ltd.:
5.625% 11/29/26(b)		1,000	946
6.25% 11/29/28(b)		1,000	894
Iliad Holding SAS 8.5% 4/15/31 (b)		2,000	2,025
Level 3 Financing, Inc.:
4.875% 6/15/29(b)		1,000	599
10.5% 5/15/30(b)		11,000	10,884
11% 11/15/29(b)		358	367
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		5,000	3,300
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		4,000	3,672
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,000	4,698
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		6,000	4,679
			60,855
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		3,000	2,614

Media - 2.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		10,000	8,999
Altice Financing SA 5.75% 8/15/29 (b)		14,000	10,392
Altice France Holding SA:
6% 2/15/28(b)		12,000	3,735
10.5% 5/15/27(b)		1,000	370
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(b)		12,000	9,971
5.5% 5/1/26(b)		6,000	5,926
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	134,662
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		14,000	13,226
7.5% 6/1/29(b)		3,000	2,463
7.875% 4/1/30(b)		5,000	4,973
CSC Holdings LLC:
3.375% 2/15/31(b)		10,000	5,856
4.625% 12/1/30(b)		12,000	5,045
5.5% 4/15/27(b)		16,000	12,260
DISH DBS Corp. 5.75% 12/1/28 (b)		6,000	4,180
DISH Network Corp. 11.75% 11/15/27 (b)		10,000	10,033
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		3,000	2,516
6.75% 10/15/27(b)		5,000	4,709
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,167
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)		90,000	75,433
Univision Communications, Inc.:
4.5% 5/1/29(b)		12,000	10,250
8% 8/15/28(b)		6,000	5,909
8.5% 7/31/31(b)(c)		5,000	4,917
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,250
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,907
			360,149
Wireless Telecommunication Services - 1.3%
AXIAN Telecom 7.375% 2/16/27 (b)		2,000	1,947
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		13,000	12,395
Millicom International Cellular SA 4.5% 4/27/31 (b)		205,000	175,301
			189,643
TOTAL COMMUNICATION SERVICES			613,261

CONSUMER DISCRETIONARY - 4.4%
Automobile Components - 1.0%
Dana, Inc. 4.25% 9/1/30		2,000	1,738
Hertz Corp.:
4.625% 12/1/26(b)		2,000	1,553
5% 12/1/29(b)		1,000	660
Macquarie AirFinance Holdings:
6.5% 3/26/31(b)		5,000	5,077
8.125% 3/30/29(b)		6,000	6,318
8.375% 5/1/28(b)		5,000	5,258
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	100,748
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		5,000	4,925
6.75% 4/23/30(b)		5,000	5,060
6.875% 4/23/32(b)		5,000	5,115
7.125% 4/14/30(b)		5,000	5,157
			141,609
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		5,000	4,823
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,452
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)		5,000	4,916
			13,191
Broadline Retail - 0.1%
Kohl's Corp. 4.25% 7/17/25		2,000	1,949
Match Group Holdings II LLC 3.625% 10/1/31 (b)		10,000	8,329
			10,278
Distributors - 0.1%
The Gates Corp. 6.875% 7/1/29 (b)(c)		5,000	5,048
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		5,000	5,224
			10,272
Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		9,000	8,956
Service Corp. International 5.125% 6/1/29		16,000	15,377
Sotheby's 7.375% 10/15/27 (b)		4,000	3,482
TKC Holdings, Inc.:
6.875% 5/15/28(b)		6,000	5,861
10.5% 5/15/29(b)		6,000	5,913
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		10,000	9,721
			49,310
Hotels, Restaurants & Leisure - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	15,663
Affinity Interactive 6.875% 12/15/27 (b)		2,000	1,780
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,912
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,767
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		5,000	4,944
8.125% 7/1/27(b)		16,000	16,312
Carnival Corp. 10.5% 6/1/30 (b)		32,000	34,783
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		6,000	5,429
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		7,000	6,297
6.75% 1/15/30(b)		8,000	7,071
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		8,000	6,785
5.875% 4/1/29(b)		5,000	4,957
6.125% 4/1/32(b)		5,000	4,943
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		5,000	4,974
Life Time, Inc.:
5.75% 1/15/26(b)		7,000	6,960
8% 4/15/26(b)		8,000	8,054
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		1,000	990
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		7,000	6,590
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	6,284
Merlin Entertainments Group 7.375% 2/15/31 (b)		2,000	2,027
MGM Resorts International 6.5% 4/15/32		5,000	4,889
NCL Corp. Ltd.:
3.625% 12/15/24(b)		3,000	2,956
5.875% 2/15/27(b)		11,000	10,842
Royal Caribbean Cruises Ltd.:
6.25% 3/15/32(b)		7,000	6,968
7.25% 1/15/30(b)		5,000	5,165
Station Casinos LLC:
4.5% 2/15/28(b)		4,000	3,725
6.625% 3/15/32(b)		5,000	4,908
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,386
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,574
Yum! Brands, Inc.:
3.625% 3/15/31		4,000	3,484
4.625% 1/31/32		5,000	4,554
			225,973
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)		3,000	2,667
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	4,991
Landsea Homes Corp. 8.875% 4/1/29 (b)		2,000	1,939
LGI Homes, Inc.:
4% 7/15/29(b)		2,000	1,722
8.75% 12/15/28(b)		3,000	3,115
Newell Brands, Inc. 6.875% 4/1/36 (f)		5,000	4,440
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,484
TopBuild Corp. 4.125% 2/15/32 (b)		2,000	1,745
			25,103
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		7,000	6,974

Specialty Retail - 0.6%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	15,020
Carvana Co.:
4.875% 9/1/29(b)		1,000	700
5.625% 10/1/25(b)		7,000	6,753
12% 12/1/28 pay-in-kind(b)(d)		1,054	1,102
14% 6/1/31 pay-in-kind(b)(d)		15,956	16,813
Champions Financing, Inc. 8.75% 2/15/29 (b)		5,000	5,140
Hudson Automotive Group 8% 5/15/32 (b)		5,000	5,153
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	6,321
LCM Investments Holdings 8.25% 8/1/31 (b)		5,000	5,188
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	4,761
Sally Holdings LLC 6.75% 3/1/32		5,000	4,905
Staples, Inc.:
7.5% 4/15/26(b)		5,000	4,999
10.75% 4/15/27(b)		7,000	6,232
10.75% 9/1/29(b)(c)		5,000	4,838
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		5,000	5,124
			93,049
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		6,000	5,218
Tapestry, Inc.:
3.05% 3/15/32		10,000	8,040
7% 11/27/26		4,000	4,107
7.35% 11/27/28		7,000	7,249
7.7% 11/27/30		14,000	14,628
7.85% 11/27/33		14,000	14,758
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,830
			59,830
TOTAL CONSUMER DISCRETIONARY			635,589

CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	11,088

Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)		17,000	15,162
C&S Group Enterprises LLC 5% 12/15/28 (b)		7,000	5,173
KeHE Distributor / Nextwave 9% 2/15/29 (b)		7,000	7,090
Performance Food Group, Inc. 5.5% 10/15/27 (b)		6,000	5,848
Sigma Holdco BV 7.875% 5/15/26 (b)		6,000	5,835
U.S. Foods, Inc. 6.875% 9/15/28 (b)		5,000	5,087
United Natural Foods, Inc. 6.75% 10/15/28 (b)		1,000	825
			45,020
Food Products - 0.2%
Darling Ingredients, Inc. 6% 6/15/30 (b)		3,000	2,933
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		5,000	5,137
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		5,000	4,416
Post Holdings, Inc.:
4.625% 4/15/30(b)		17,000	15,437
6.25% 2/15/32(b)		5,000	4,970
			32,893
TOTAL CONSUMER STAPLES			89,001

ENERGY - 7.2%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (b)		9,000	8,620
Nabors Industries, Inc. 9.125% 1/31/30 (b)		5,000	5,163
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		5,000	5,248
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		14,850	14,811
Transocean, Inc.:
8% 2/1/27(b)		9,000	9,036
8.25% 5/15/29(b)		5,000	5,001
8.5% 5/15/31(b)		5,000	4,995
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		5,000	5,006
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	5,168
Vallourec SA 7.5% 4/15/32 (b)		5,000	5,145
			68,193
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)		4,000	3,834
Baytex Energy Corp. 7.375% 3/15/32 (b)		5,000	5,058
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		5,000	5,052
7.25% 7/15/32(b)		1,000	1,019
California Resources Corp.:
7.125% 2/1/26(b)		2,000	2,010
8.25% 6/15/29(b)(c)		5,000	5,008
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		5,000	4,748
Canacol Energy Ltd. 5.75% 11/24/28 (b)		10,000	5,247
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		5,000	4,967
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		6,000	6,002
8.375% 1/15/29(b)		5,000	5,176
CNX Midstream Partners LP 4.75% 4/15/30 (b)		7,000	6,296
CNX Resources Corp. 7.25% 3/1/32 (b)		5,000	5,069
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,000	2,029
6.036% 11/15/33(b)		6,000	6,116
6.497% 8/15/43(b)		2,000	2,086
6.544% 11/15/53(b)		2,000	2,119
6.714% 8/15/63(b)		2,000	2,124
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,000	922
6.75% 3/1/29(b)		12,000	11,607
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		10,000	10,275
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		2,000	2,038
CVR Energy, Inc.:
5.75% 2/15/28(b)		16,000	14,767
8.5% 1/15/29(b)		5,000	5,021
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		9,000	8,885
8.625% 3/15/29(b)		6,000	6,135
EG Global Finance PLC 12% 11/30/28 (b)		8,000	8,286
Energean PLC 6.5% 4/30/27 (b)		3,000	2,828
EnLink Midstream LLC 6.5% 9/1/30 (b)		10,000	10,215
EQM Midstream Partners LP 6.5% 7/1/27 (b)		5,000	5,042
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		18,000	17,723
8.25% 1/15/32(b)		5,000	5,144
Golar LNG Ltd. 7% 10/20/25 (b)		7,000	6,943
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		4,000	3,804
Harbour Energy PLC 5.5% 10/15/26 (b)		1,000	979
Harvest Midstream I LP:
7.5% 9/1/28(b)		10,000	10,148
7.5% 5/15/32(b)		5,000	5,068
Hess Midstream Operations LP:
4.25% 2/15/30(b)		17,000	15,452
6.5% 6/1/29(b)		5,000	5,056
HF Sinclair Corp. 5% 2/1/28 (b)		5,000	4,834
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	136,922
Kinetik Holdings LP:
5.875% 6/15/30(b)		5,000	4,872
6.625% 12/15/28(b)		5,000	5,053
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		2,000	1,898
7.75% 5/1/27(b)		1,000	974
Matador Resources Co. 6.5% 4/15/32 (b)		5,000	4,990
MPLX LP:
5% 3/1/33		50,000	47,510
5.65% 3/1/53		50,000	47,217
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		24,000	22,590
8.75% 3/15/29(b)		10,000	9,599
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)		5,000	5,090
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	5,239
Parkland Corp.:
4.5% 10/1/29(b)		2,000	1,819
4.625% 5/1/30(b)		10,000	9,089
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		4,000	3,909
7.875% 9/15/30(b)		9,000	9,245
Permian Resources Operating LLC:
5.875% 7/1/29(b)		7,000	6,834
7% 1/15/32(b)		5,000	5,108
Petroleos Mexicanos:
5.35% 2/12/28		3,000	2,646
6.5% 3/13/27		3,000	2,830
7.69% 1/23/50		200,000	145,180
Prairie Acquiror LP 9% 8/1/29 (b)		5,000	5,138
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		2,000	2,075
SM Energy Co. 6.625% 1/15/27		5,000	4,971
Southwestern Energy Co. 4.75% 2/1/32		20,000	18,128
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		5,000	5,106
7.25% 5/1/32(b)		5,000	5,119
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	15,600
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		14,000	13,194
6% 9/1/31(b)		20,000	18,732
Talos Production, Inc. 9% 2/1/29 (b)		3,000	3,147
Targa Resources Corp. 4.2% 2/1/33		160,000	143,574
Teine Energy Ltd. 6.875% 4/15/29 (b)		1,000	978
Tullow Oil PLC:
7% 3/1/25(b)		2,000	1,933
10.25% 5/15/26(b)		2,000	1,932
Viper Energy, Inc. 7.375% 11/1/31 (b)		5,000	5,165
Western Midstream Operating LP 5.3% 3/1/48		9,000	7,735
			966,273
TOTAL ENERGY			1,034,466

FINANCIALS - 9.3%
Banks - 3.7%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	104,713
Bank of America Corp. 2.299% 7/21/32 (d)		90,000	73,242
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (d)	EUR	100,000	92,825
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		3,000	2,819
6% 4/15/25(b)		6,000	5,969
8% 6/15/27(b)		5,000	5,190
HSBC Holdings PLC 3% 7/22/28 (d)	GBP	100,000	118,416
ING Groep NV 4.75% 5/23/34 (Reg. S) (d)	EUR	100,000	115,178
UniCredit SpA:
5.459% 6/30/35(b)(d)		3,000	2,817
5.861% 6/19/32(b)(d)		4,000	3,917
Western Alliance Bancorp. 3% 6/15/31 (d)		10,000	8,950
			534,036
Capital Markets - 1.0%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,970
Coinbase Global, Inc. 3.625% 10/1/31 (b)		6,000	4,772
Hightower Holding LLC 6.75% 4/15/29 (b)		7,000	6,562
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		2,000	1,852
7.125% 4/30/31(b)		5,000	5,090
StoneX Group, Inc. 7.875% 3/1/31 (b)		5,000	5,117
UBS Group AG 2.125% 11/15/29 (Reg. S) (d)	GBP	100,000	111,215
			139,578
Consumer Finance - 2.0%
Ally Financial, Inc.:
5.75% 11/20/25		3,000	2,986
6.7% 2/14/33		2,000	2,002
Capital One Financial Corp.:
5.468% 2/1/29(d)		9,000	8,928
5.817% 2/1/34(d)		15,000	14,797
7.624% 10/30/31(d)		11,000	12,031
Capstone Borrower, Inc. 8% 6/15/30 (b)		2,000	2,032
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		5,000	5,005
9.25% 4/1/29(b)		5,000	5,203
Ford Motor Credit Co. LLC 3.375% 11/13/25		200,000	193,095
Navient Corp.:
4.875% 3/15/28		1,000	916
5% 3/15/27		1,000	949
5.625% 8/1/33		1,000	812
OneMain Finance Corp.:
3.5% 1/15/27		5,000	4,624
6.875% 3/15/25		22,000	22,157
7.5% 5/15/31		5,000	5,002
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	4,944
SLM Corp. 4.2% 10/29/25		2,000	1,947
			287,430
Financial Services - 1.4%
Block, Inc.:
3.5% 6/1/31		10,000	8,566
6.5% 5/15/32(b)		8,000	8,074
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		5,000	5,182
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	100,000	108,761
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,038
7.75% 5/15/26(b)		10,000	10,190
8% 2/15/27(b)		8,000	8,232
8% 6/15/28(b)		2,000	2,071
Gn Bondco LLC 9.5% 10/15/31 (b)		4,000	3,644
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		20,000	18,375
9% 6/15/30(b)		5,000	4,934
9.75% 1/15/29(b)		5,000	5,130
NCR Atleos Corp. 9.5% 4/1/29 (b)		5,000	5,394
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		4,000	3,789
			197,380
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(b)		18,000	16,407
8.25% 2/1/29(b)		5,000	5,024
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,000	5,611
6.75% 10/15/27(b)		12,000	11,762
AmWINS Group, Inc. 6.375% 2/15/29 (b)		5,000	4,988
Argentum Netherlands BV 2.75% 2/19/49 (Reg. S) (d)	EUR	100,000	101,605
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		5,000	5,042
USI, Inc. 7.5% 1/15/32 (b)		5,000	5,019
			155,458
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		1,000	991
8% 4/1/29(b)		5,000	4,866
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		6,000	5,891
7.25% 4/1/29(b)		10,000	9,945
			21,693
TOTAL FINANCIALS			1,335,575

HEALTH CARE - 2.0%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		12,000	7,167
Grifols SA 4.75% 10/15/28 (b)		2,000	1,740
			8,907
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/30 (b)		8,000	6,988
Avantor Funding, Inc. 4.625% 7/15/28 (b)		4,000	3,764
Embecta Corp. 5% 2/15/30 (b)		3,000	2,481
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		10,000	10,002
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		5,000	4,957
			28,192
Health Care Providers & Services - 1.4%
Akumin, Inc. 8% 8/1/28 (b)		2,000	1,570
AMN Healthcare 4% 4/15/29 (b)		3,000	2,658
Centene Corp. 4.625% 12/15/29		80,000	75,310
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	36,321
5.25% 5/15/30(b)		5,000	4,151
6.125% 4/1/30(b)		20,000	14,262
8% 3/15/26(b)		1,000	1,002
10.875% 1/15/32(b)(c)		2,000	2,066
DaVita, Inc. 4.625% 6/1/30 (b)		18,000	16,126
LifePoint Health, Inc.:
5.375% 1/15/29(b)		4,000	3,376
10% 6/1/32(b)		5,000	5,018
11% 10/15/30(b)		5,000	5,508
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,420
Modivcare, Inc. 5.875% 11/15/25 (b)		12,000	11,932
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		4,000	3,488
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		6,000	5,169
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		6,274	5,780
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		2,000	2,003
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		7,000	7,053
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		5,000	4,821
			209,034
Health Care Technology - 0.0%
IQVIA, Inc. 5% 10/15/26 (b)		1,000	978

Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		5,000	4,831
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		5,000	3,663
5.25% 1/30/30(b)		4,000	2,030
5.5% 11/1/25(b)		10,000	9,431
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		16,000	14,779
5.125% 4/30/31(b)		5,000	4,419
6.75% 5/15/34(b)		5,000	4,982
			44,135
TOTAL HEALTH CARE			291,246

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.5%
Bombardier, Inc.:
7% 6/1/32(b)(c)		5,000	5,018
7.25% 7/1/31(b)		5,000	5,104
8.75% 11/15/30(b)		5,000	5,365
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,682
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,463
The Boeing Co.:
6.259% 5/1/27(b)		2,000	2,013
6.298% 5/1/29(b)		3,000	3,024
6.388% 5/1/31(b)		2,000	2,023
6.528% 5/1/34(b)		3,000	3,042
6.858% 5/1/54(b)		4,000	4,057
7.008% 5/1/64(b)		4,000	4,035
TransDigm, Inc.:
6.375% 3/1/29(b)		5,000	4,989
7.125% 12/1/31(b)		15,000	15,386
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		11,000	8,833
7.875% 5/1/27(b)		1,000	905
9.5% 6/1/28(b)		3,000	2,728
			76,667
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,000	4,990
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,370
Rand Parent LLC 8.5% 2/15/30 (b)		18,000	17,598
			28,958
Building Products - 0.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	10,978
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		5,000	5,240
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	4,902
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		12,000	12,021
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		5,000	4,967
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		4,000	3,815
			41,923
Commercial Services & Supplies - 0.9%
ADT Corp. 4.125% 8/1/29 (b)		17,000	15,441
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		10,000	9,969
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		13,000	12,890
APX Group, Inc. 6.75% 2/15/27 (b)		7,000	6,974
Artera Services LLC 8.5% 2/15/31 (b)		25,000	25,545
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		10,000	10,735
Cimpress PLC 7% 6/15/26		2,000	1,996
Clean Harbors, Inc. 6.375% 2/1/31 (b)		2,000	1,996
CoreCivic, Inc. 8.25% 4/15/29		10,000	10,443
Covanta Holding Corp. 4.875% 12/1/29 (b)		7,000	6,380
GFL Environmental, Inc. 6.75% 1/15/31 (b)		5,000	5,100
Madison IAQ LLC 4.125% 6/30/28 (b)		1,000	927
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,000	2,865
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,356
The GEO Group, Inc.:
8.625% 4/15/29(b)		5,000	5,147
10.25% 4/15/31(b)		5,000	5,262
			128,026
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		6,000	5,842
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		4,000	3,750
Pike Corp.:
5.5% 9/1/28(b)		7,000	6,662
8.625% 1/31/31(b)		5,000	5,266
Railworks Holdings LP 8.25% 11/15/28 (b)		7,000	7,070
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,960
			35,550
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,774
Regal Rexnord Corp. 6.3% 2/15/30		5,000	5,119
Sensata Technologies BV 4% 4/15/29 (b)		5,000	4,542
			13,435
Ground Transportation - 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		5,000	4,800
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		10,000	9,884
Mobico Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	109,048
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	16,026
XPO, Inc. 6.25% 6/1/28 (b)		5,000	4,985
			144,743
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)		1,000	980

Machinery - 0.1%
ESAB Corp. 6.25% 4/15/29 (b)		5,000	5,011
Mueller Water Products, Inc. 4% 6/15/29 (b)		5,000	4,562
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		5,000	4,944
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		4,000	3,859
			18,376
Marine Transportation - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		5,000	5,016
Seaspan Corp. 5.5% 8/1/29 (b)		8,000	7,129
			12,145
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)		5,000	4,993
8.5% 5/15/29(b)		5,000	5,157
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		3,000	2,766
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		4,000	3,004
			15,920
Professional Services - 0.1%
CoreLogic, Inc. 4.5% 5/1/28 (b)		5,000	4,517
TriNet Group, Inc. 7.125% 8/15/31 (b)		5,000	5,047
			9,564
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,004
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	995
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		5,000	5,225
Foundation Building Materials, Inc. 6% 3/1/29 (b)		2,000	1,773
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	4,905
			17,902
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)		5,000	4,963
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	100,000	126,168
			131,131
TOTAL INDUSTRIALS			675,320

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	9,360
HTA Group Ltd. 7.5% 6/4/29 (b)(c)		18,000	17,880
IHS Netherlands Holdco BV 8% 9/18/27 (b)		4,000	3,879
			31,119
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,920
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,033
TTM Technologies, Inc. 4% 3/1/29 (b)		5,000	4,529
			24,482
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (b)		10,000	9,087
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		3,000	2,783
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	10,346
Virtusa Corp. 7.125% 12/15/28 (b)		3,000	2,728
			24,944
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,902

Software - 0.5%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		7,000	6,639
8.25% 6/30/32(b)		5,000	5,050
9% 9/30/29(b)		15,000	14,515
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		5,000	5,133
Elastic NV 4.125% 7/15/29 (b)		3,000	2,682
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		5,000	5,056
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		5,000	4,543
McAfee Corp. 7.375% 2/15/30 (b)		3,000	2,777
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,824
Open Text Corp. 3.875% 12/1/29 (b)		14,000	12,327
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,032
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		3,000	2,740
			70,318
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		5,000	4,729
8.25% 12/15/29(b)		5,000	5,349
Western Digital Corp.:
2.85% 2/1/29		6,000	5,173
3.1% 2/1/32		2,000	1,622
			16,873
TOTAL INFORMATION TECHNOLOGY			183,638

MATERIALS - 2.4%
Chemicals - 1.2%
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,224
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		4,000	3,824
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		2,000	2,107
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		6,562	5,430
LSB Industries, Inc. 6.25% 10/15/28 (b)		5,000	4,811
Methanex Corp.:
5.125% 10/15/27		16,000	15,451
5.65% 12/1/44		5,000	4,358
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		10,000	8,773
5.25% 6/1/27(b)		9,000	8,622
8.5% 11/15/28(b)		5,000	5,303
9% 2/15/30(b)		5,000	5,289
Nufarm Australia Ltd. 5% 1/27/30 (b)		6,000	5,476
Olin Corp. 5% 2/1/30		16,000	15,033
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		18,000	16,569
6.25% 10/1/29(b)		6,000	5,562
9.75% 11/15/28(b)		2,000	2,127
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		2,000	1,872
6.625% 5/1/29(b)		6,000	5,651
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		5,000	4,807
The Chemours Co. LLC 5.75% 11/15/28 (b)		19,000	17,389
TPC Group, Inc. 13% 12/16/27 (b)		2,572	2,612
Tronox, Inc. 4.625% 3/15/29 (b)		10,000	9,074
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		8,000	7,683
7.375% 3/1/31(b)		5,000	5,075
			168,122
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		11,000	10,999
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		5,000	5,265
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		5,000	5,138
VM Consolidated, Inc. 5.5% 4/15/29 (b)		1,000	954
			22,356
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		3,000	697
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		7,000	5,779
6% 6/15/27(b)		2,000	1,956
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		1,000	850
5.25% 4/30/25(b)		2,000	1,969
5.25% 8/15/27(b)		1,000	588
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		5,000	4,920
8.75% 4/15/30(b)		5,000	4,822
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		2,000	1,885
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		5,000	5,010
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		5,000	5,094
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)		5,000	4,983
7.375% 6/1/32(b)		5,000	4,998
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		5,000	4,964
7.25% 2/15/31(b)		5,000	5,135
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		6,000	5,915
8.5% 8/15/27(b)		5,000	4,989
			64,554
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		9,000	9,205
Arsenal AIC Parent LLC 8% 10/1/30 (b)		5,000	5,201
ATI, Inc. 7.25% 8/15/30		5,000	5,119
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		5,000	4,931
Eldorado Gold Corp. 6.25% 9/1/29 (b)		2,000	1,898
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,586
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		18,000	17,622
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		2,000	1,949
Kaiser Aluminum Corp. 4.5% 6/1/31 (b)		5,000	4,424
Mineral Resources Ltd.:
8% 11/1/27(b)		9,000	9,156
9.25% 10/1/28(b)		5,000	5,257
Novelis Corp. 3.875% 8/15/31 (b)		3,000	2,569
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		5,000	4,611
			82,528
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		5,000	4,617
LABL, Inc.:
6.75% 7/15/26(b)		1,000	988
10.5% 7/15/27(b)		2,000	1,947
Mercer International, Inc. 5.125% 2/1/29		3,000	2,627
			10,179
TOTAL MATERIALS			347,739

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.2%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		2,000	1,985
Highwoods Realty LP 7.65% 2/1/34		31,000	33,240
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		42,000	27,259
5.25% 8/1/26		5,000	4,539
Omega Healthcare Investors, Inc. 3.25% 4/15/33		8,000	6,410
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,033
Piedmont Operating Partnership LP 9.25% 7/20/28		15,000	16,013
Safehold Operating Partnership LP:
2.8% 6/15/31		7,000	5,821
2.85% 1/15/32		4,000	3,276
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		22,000	14,887
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		19,000	15,703
10.5% 2/15/28(b)		2,000	2,000
10.5% 2/15/28(b)		2,000	2,000
VICI Properties LP 6.125% 4/1/54		3,000	2,874
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	29,735
			170,775
Real Estate Management & Development - 0.8%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	94,247
Brandywine Operating Partnership LP 8.875% 4/12/29		7,000	7,245
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,263
Howard Hughes Corp. 4.375% 2/1/31 (b)		6,000	5,118
Kennedy-Wilson, Inc. 4.75% 2/1/30		5,000	4,099
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		4,000	2,745
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		4,000	2,610
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		2,000	1,898
			123,225
TOTAL REAL ESTATE			294,000

UTILITIES - 2.3%
Electric Utilities - 2.1%
DPL, Inc.:
4.125% 7/1/25		4,000	3,912
4.35% 4/15/29		160,000	147,858
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	100,000	94,679
NextEra Energy Partners LP:
4.5% 9/15/27(b)		2,000	1,882
7.25% 1/15/29(b)		5,000	5,118
NRG Energy, Inc. 5.25% 6/15/29 (b)		7,000	6,677
PG&E Corp.:
5% 7/1/28		8,000	7,669
5.25% 7/1/30		5,000	4,763
Vistra Operations Co. LLC:
5% 7/31/27(b)		16,000	15,474
6.875% 4/15/32(b)		5,000	5,032
7.75% 10/15/31(b)		5,000	5,195
			298,259
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		7,000	4,968

Water Utilities - 0.2%
Anglian Water Services Financing PLC 6.293% 7/30/30 (Reg. S)	GBP	25,000	32,842

TOTAL UTILITIES			336,069

TOTAL NONCONVERTIBLE BONDS			5,835,904
TOTAL CORPORATE BONDS (Cost $5,869,327)			5,882,263

U.S. Treasury Obligations - 40.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,882,000	1,576,249
4.125% 8/15/53	370,000	339,359
4.375% 2/15/38	70,000	69,152
U.S. Treasury Notes:
3.5% 1/31/30	700,000	664,645
3.5% 2/15/33	200,000	185,695
3.625% 3/31/30	590,000	563,335
4% 1/31/31	100,000	97,109
4% 2/15/34	18,000	17,305
4.125% 11/15/32	2,010,000	1,957,381
4.5% 11/15/33	220,000	220,034
4.625% 4/30/29	30,000	30,145
4.875% 10/31/28 (g)	115,000	116,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,320,397)		5,836,891

Asset-Backed Securities - 3.2%
	Principal Amount (a)	Value ($)
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	87,169	62,500
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	117,188	110,585
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	149,855	136,367
Subway Funding LLC Issuer Series 2024-1A Class A2I, 6.028% 7/30/54 (b)	25,000	25,000
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	148,102	128,960
TOTAL ASSET-BACKED SECURITIES (Cost $456,486)		463,412

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2022-LP2 Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(d)(e)	79,073	78,381
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(d)(e)	88,907	88,879
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(d)(e)	94,968	96,333
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(d)(e)	94,968	95,443
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	79,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,456)		439,000

Municipal Securities - 1.0%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $147,956)	160,000	148,977

Foreign Government and Government Agency Obligations - 7.2%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	165,800
10% 1/1/27	BRL	400,000	74,392
10% 1/1/33	BRL	400,000	69,157
Colombian Republic 8% 11/14/35		200,000	203,900
Dominican Republic 4.875% 9/23/32 (b)		260,000	231,920
German Federal Republic 3.1% 9/18/25(Reg. S)	EUR	5,000	5,412
Japan Government 0.1% 12/20/24	JPY	21,700,000	137,951
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	74,126
7.75% 11/13/42	MXN	1,492,000	72,105
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,040,213)			1,034,763

Bank Loan Obligations - 0.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (d)(e)(h)	4,000	3,750
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(h)	3,000	2,910
Diversified Consumer Services - 0.1%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(h)	12,898	11,076
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (d)(e)(h)	1,000	998
13.5% 2/14/27 (d)(h)	2,068	1,706
		13,780
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (d)(e)(h)	11,878	11,823
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (d)(e)(h)	4,156	4,175
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (d)(e)(h)	7,969	7,013
		23,011
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 5/30/31 (e)(h)(i)	10,000	9,913
CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (d)(e)(h)	4,898	4,877
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (e)(h)(i)	5,000	4,763
		19,553
TOTAL CONSUMER DISCRETIONARY		59,254
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (d)(e)(h)	19,900	19,452
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(e)(h)(j)	9,924	2,467
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(h)(k)	1,578	1,570
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(h)(k)	1,030	1,024
		5,061
INDUSTRIALS - 0.1%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (d)(e)(h)	4,911	4,152
Commercial Services & Supplies - 0.1%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(e)(h)	5,970	6,001
Professional Services - 0.0%
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (d)(e)(h)	1,000	985
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(h)	4,987	4,401
		5,386
TOTAL INDUSTRIALS		15,539
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (d)(e)(h)	5,000	4,903
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (d)(e)(h)	3,949	3,944
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(k)	114	114
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(k)	4,874	4,874
		13,835
MATERIALS - 0.1%
Chemicals - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (d)(e)(h)	997	901
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (d)(e)(h)	5,943	5,939
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(e)(h)	6,985	6,985
		13,825
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (d)(e)(h)	2,972	2,809
TOTAL BANK LOAN OBLIGATIONS (Cost $137,253)		133,525

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (d)(e)(l)	17,000	16,921
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7009% (d)(e)(l)	5,000	4,946
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (d)(e)(l)	8,000	7,939
		29,806
FINANCIALS - 1.4%
Banks - 1.2%
Bank of America Corp. 5.875% (d)(l)	5,000	4,909
Bank of Nova Scotia 4.9% (d)(l)	150,000	147,164
Citigroup, Inc. 7.125% (d)(l)	5,000	4,986
JPMorgan Chase & Co. 4.6% (d)(l)	5,000	4,907
M&T Bank Corp.:
3.5% (d)(l)	2,000	1,646
5.125% (d)(l)	1,000	939
Wells Fargo & Co. 5.9% (d)(l)	4,000	3,992
		168,543
Capital Markets - 0.1%
Charles Schwab Corp. 5.375% (d)(l)	10,000	9,842
Goldman Sachs Group, Inc. 7.5% (d)(l)	5,000	5,137
		14,979
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (d)(l)	12,000	10,564
4.7% (d)(l)	1,000	800
		11,364
TOTAL FINANCIALS		194,886
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	7,000	6,953
Air Lease Corp. 4.125% (d)(l)	6,000	5,365
Aircastle Ltd. 5.25% (b)(d)(l)	7,000	6,650
		18,968
TOTAL PREFERRED SECURITIES (Cost $235,098)		243,660

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $121,250)	121,226	121,250

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $14,764,436)	14,303,741
NET OTHER ASSETS (LIABILITIES) - 0.8%	117,415
NET ASSETS - 100.0%	14,421,156

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	1	Sep 2024	87,223	(168)	(168)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2024	203,703	(189)	(189)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Sep 2024	211,594	(644)	(644)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Sep 2024	116,063	(1,354)	(1,354)

TOTAL TREASURY CONTRACTS					(2,187)

TOTAL PURCHASED					(2,355)

Sold

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	1	Sep 2024	114,191	(28)	(28)
ICE Long Gilt Contracts (United Kingdom)	1	Sep 2024	122,736	1,248	1,248

TOTAL SOLD					1,220

TOTAL FUTURES CONTRACTS					(1,135)
The notional amount of futures purchased as a percentage of Net Assets is 4.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	2,000	USD	1,467	Brown Brothers Harriman & Co	6/03/24	0
EUR	2,000	USD	2,173	Brown Brothers Harriman & Co	8/22/24	5
USD	1,469	CAD	2,000	Brown Brothers Harriman & Co	8/22/24	0
USD	733	CAD	1,000	Citibank, N. A.	8/22/24	(2)
USD	849,929	EUR	786,000	Goldman Sachs Bank USA	8/22/24	(6,064)
USD	522,211	GBP	417,000	Bank of America, N.A.	8/22/24	(9,371)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(15,432)
Unrealized Appreciation						5
Unrealized Depreciation						(15,437)

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,047,038 or 28.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,340.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,113,145	1,411,970	2,403,868	14,789	3	-	121,250	0.0%
Total	1,113,145	1,411,970	2,403,868	14,789	3	-	121,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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